UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 02/10/03


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      58
Form 13F Information Table Value Total:       $144,898


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AOL Time Warner Inc            COM              00184A105     1379   105280 SH       SOLE                   105280        0        0
American Express Co            COM              025816109     5206   147270 SH       SOLE                   147270        0        0
American Intl Group Inc        COM              026874107     8376   144790 SH       SOLE                   144790        0        0
Amgen Inc                      COM              031162100     1360    28125 SH       SOLE                    28125        0        0
Automatic Data Processing Inc  COM              053015103     6678   170133 SH       SOLE                   170133        0        0
Avery Dennison Corp            COM              053611109     6177   101130 SH       SOLE                   101130        0        0
BP P.L.C. Spons ADR            COM              055622104      859    21124 SH       SOLE                    21124        0        0
Berkshire Hathaway Inc         Class B.         084670207      237       98 SH       SOLE                       98        0        0
Bristol-Myers Squibb Co        COM              110122108      935    40385 SH       SOLE                    40385        0        0
Capital One Finl Corp          COM              14040H105     1207    40600 SH       SOLE                    40600        0        0
Carnival Corporation           COM              143658102     4578   183485 SH       SOLE                   183485        0        0
Caterpillar Inc                COM              149123101      250     5464 SH       SOLE                     5464        0        0
Chevron Texaco Corp            COM              166764100      305     4591 SH       SOLE                     4591        0        0
Citigroup Inc                  COM              172967101      250     7103 SH       SOLE                     7103        0        0
Coca-Cola Company              COM              191216100      865    19720 SH       SOLE                    19720        0        0
Concord EFS                    COM              206197105     2203   139985 SH       SOLE                   139985        0        0
Devon Energy Corp (NEW)        COM              25179M103     2819    61410 SH       SOLE                    61410        0        0
Disney Walt Co.                COM              254687106      232    14250 SH       SOLE                    14250        0        0
EMC Corporation Mass           COM              268648102      593    96640 SH       SOLE                    96640        0        0
Exxon Mobil Corp               COM              30231G102     1242    35554 SH       SOLE                    35554        0        0
Fannie Mae                     COM              313586109     6459   100404 SH       SOLE                   100404        0        0
Fleet Boston Finl Corp         COM              339030108      269    11058 SH       SOLE                    11058        0        0
Gannett Company Inc            COM              364730101      718    10000 SH       SOLE                    10000        0        0
General Electric Co            COM              369604103     4928   202385 SH       SOLE                   202385        0        0
Gillette Company               COM              375766102      980    32275 SH       SOLE                    32275        0        0
Hewlett-Packard Co             COM              428236103     3259   187750 SH       SOLE                   187750        0        0
Home Depot Inc                 COM              437076102      544    22650 SH       SOLE                    22650        0        0
Intel Corp                     COM              458140100      315    20200 SH       SOLE                    20200        0        0
International Business Machine COM              459200101     4382    56537 SH       SOLE                    56537        0        0
J.P. Morgan Chase & Co         COM              46625H100     3837   159874 SH       SOLE                   159874        0        0
Johnson & Johnson              COM              478160104     4655    86666 SH       SOLE                    86666        0        0
Marsh & McLennan Cos Inc       COM              571748102     1080    23364 SH       SOLE                    23364        0        0
Medtronic Inc                  COM              585055106     1581    34665 SH       SOLE                    34665        0        0
Merck & Co Inc                 COM              589331107     7389   130527 SH       SOLE                   130527        0        0
Microsoft Corp                 COM              594918104     5010    96907 SH       SOLE                    96907        0        0
Motorola Inc                   COM              620076109     3695   427225 SH       SOLE                   427225        0        0
Nordstrom Inc                  COM              655664100     5149   271435 SH       SOLE                   271435        0        0
Omnicom Group                  COM              681919106     6081    94140 SH       SOLE                    94140        0        0
Pall Corp                      COM              696429307     2646   158629 SH       SOLE                   158629        0        0
Pepsico Inc                    COM              713448108     6342   150215 SH       SOLE                   150215        0        0
Pfizer Inc                     COM              717081103     4133   135187 SH       SOLE                   135187        0        0
Pharmacia Corp                 COM              71713U102      355     8500 SH       SOLE                     8500        0        0
Pitney-Bowes, Inc              COM              724479100      660    20200 SH       SOLE                    20200        0        0
Procter & Gamble Company       COM              742718109     2759    32100 SH       SOLE                    32100        0        0
Qualcomm Inc.                  COM              747525103      299     8230 SH       SOLE                     8230        0        0
Radioshack Corp.               COM              750438103      203    10830 SH       SOLE                    10830        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      864    19634 SH       SOLE                    19634        0        0
Sara Lee Corp                  COM              803111103      649    28812 SH       SOLE                    28812        0        0
Schlumberger Limited           COM              806857108     2316    55025 SH       SOLE                    55025        0        0
Solectron Corp.                COM              834182107      320    90195 SH       SOLE                    90195        0        0
Swift Energy Co                COM              870738101     2151   222443 SH       SOLE                   222443        0        0
Thornburg Value Fd CL A        FUND             885215731      217    10035 SH       SOLE                    10035        0        0
Vodafone Group Plc             Sponsored ADR    92857W100     2168   119665 SH       SOLE                   119665        0        0
Wal Mart Stores Inc            COM              931142103     5225   103435 SH       SOLE                   103435        0        0
Walgreen Co                    COM              931422109     5828   199649 SH       SOLE                   199649        0        0
Wells Fargo & Co               COM              949746101      411     8764 SH       SOLE                     8764        0        0
Wyeth Corp                     COM              983024100      607    16235 SH       SOLE                    16235        0        0
Transocean Inc                 COM              G90078109      663    28564 SH       SOLE                    28564        0        0